Interest-Bearing Deposits - Summary of Interest-Bearing Deposits (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deposits [Abstract]
Demand	$ 410,139,000	$ 301,674,000
Savings and Money markets	771,612,000	588,697,000
$250 and over	70,989,000	58,290,000
Certificates of Deposit: Other	169,453,000	168,928,000
Individual Retirement Accounts	46,396,000	48,622,000
Total	$ 1,468,589,000	$ 1,166,211,000